SHARE-BASED COMPENSATION (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions for options with 5 years vesting period after grant date
Expected dividend yield (as a percent)	0.00%
Share options | Employee | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	1.04%	1.33%	1.31%
Maximum risk-free interest rates (as a percent)	1.57%	1.75%	2.35%
Minimum expected volatility (as a percent)	50.00%	50.00%	51.00%
Maximum expected volatility (as a percent)	51.00%	51.00%	54.00%
United States Treasury Bill term	1 year
Share options | Employee | One year vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	0.18%
Maximum risk-free interest rates (as a percent)	0.21%
Expected life	1 year
Minimum expected volatility (as a percent)	52.00%
Maximum expected volatility (as a percent)	59.00%
Share options | Employee | Minimum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	0.00
Share options | Employee | Minimum | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Expected life	5 years 8 months 12 days	5 years 8 months 12 days	5 years
United States Treasury Bill term	5 years
Share options | Employee | Maximum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	3.36
Share options | Employee | Maximum | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Expected life	5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days
United States Treasury Bill term	7 years
Share options | Non-employee | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	0.56%	0.79%	1.04%
Maximum risk-free interest rates (as a percent)	1.22%	2.31%	2.75%
Expected life	5 years	5 years	5 years
Minimum expected volatility (as a percent)	50.00%	50.00%	51.00%
Maximum expected volatility (as a percent)	51.00%	51.00%	54.00%
United States Treasury Bill term	5 years
Share options | Non-employee | Minimum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	0.64
Share options | Non-employee | Maximum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	4.41